FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 5,938	$ 5,400
Financial liabilities	39,652	39,745
Corporate Borrowings
Disclosure of financial assets [line items]
Financial liabilities	3,489	2,719
Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	26,899	26,534
Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	3,450	3,392
Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	2,148	3,240
Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	3,646	3,840
Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	20	20
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial liabilities	296	501
FVTPL (Fair Value) | Corporate Borrowings
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	296	501
FVTPL (Fair Value) | Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	0	0
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial liabilities	39,356	39,244
Loans and Receivables/Other Liabilities (Amortized Cost) | Corporate Borrowings
Disclosure of financial assets [line items]
Financial liabilities	3,489	2,719
Loans and Receivables/Other Liabilities (Amortized Cost) | Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	26,899	26,534
Loans and Receivables/Other Liabilities (Amortized Cost) | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	3,450	3,392
Loans and Receivables/Other Liabilities (Amortized Cost) | Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	1,852	2,739
Loans and Receivables/Other Liabilities (Amortized Cost) | Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	3,646	3,840
Loans and Receivables/Other Liabilities (Amortized Cost) | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	20	20
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	1,542	1,171
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	4,396	4,229
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,301	1,406
Cash and cash equivalents | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	1,301	1,406
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	2,971	2,718
Accounts receivable and other | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	2,971	2,718
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	1,666	1,276
Financial assets (current and non-current) | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	1,542	1,171
Financial assets (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	$ 124	$ 105